UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                            Carl A. Bright, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2005 - March 31, 2005

Item 1.  Schedule of Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


        SHARES         SECURITY DESCRIPTION                          VALUE

COMMON STOCK - 97.4%

BUSINESS SERVICES - 16.1%
          1,080 Ansys, Inc.+                                            $ 36,947
          5,900 aQuantive, Inc.+                                          65,313
          1,260 Bottomline Technologies, Inc.+                            16,443
          2,500 Diamond Cluster International, Inc.+                      40,250
          1,660 Huron Consulting Group, Inc.+                             34,379
            850 iPayment, Inc.+                                           35,870
          1,800 LECG Corp.+                                               35,280
            900 NuCo2, Inc.+                                              23,670
          5,900 Packeteer, Inc.+                                          90,801
          1,300 Progress Software Corp.+                                  34,086
            785 Provide Commerce, Inc.+                                   22,671
          1,850 Serena Software, Inc.+                                    43,956
          1,750 SiRF Technology Holdings, Inc.+                           19,530
          1,100 Take-Two Interactive Software, Inc.+                      43,010
          3,600 Ultimate Software Group, Inc.+                            57,528
          1,860 Ventiv Health, Inc.+                                      42,780
          2,925 Wind River Systems, Inc.+                                 44,109
          1,485 Witness Systems, Inc.+                                    26,062
                                                              ------------------
                                                              ------------------
                                                                         712,685
                                                              ------------------
                                                              ------------------

 CONSUMER OTHER - 12.1%
          1,930 Alamosa Holdings, Inc.+                                   22,523
          1,615 Buffalo Wild Wings, Inc.+                                 61,095
            765 California Pizza Kitchen, Inc.+                           17,932
          2,750 CKE Restaurants, Inc.+                                    43,587
          3,107 Coldwater Creek, Inc.+                                    57,427
          2,700 Great Wolf Resorts, Inc.+                                 67,365
            880 Guitar Center, Inc.+                                      48,250
          1,500 Isle of Capri Casinos, Inc.+                              39,810
          1,500 Nautilus Group, Inc.                                      35,640
          1,600 Sports Authority, Inc.+                                   44,000
          1,525 Texas Roadhouse, Inc. Class A+                            42,822
          1,300 Tractor Supply Co.+                                       56,745
                                                              ------------------
                                                              ------------------
                                                                         537,196
                                                              ------------------
                                                              ------------------

 CONSUMER PRODUCTS - 3.0%
            750 Jarden Corp.+                                             34,410
          7,935 Mikohn Gaming Corp.+                                      99,664
                                                              ------------------
                                                              ------------------
                                                                         134,074
                                                              ------------------
                                                              ------------------
 CONSUMER RETAIL - 9.3%
            960 Aeropostale, Inc.+                                        31,440
          1,100 AnnTaylor Stores Corp.+                                   28,149
          1,100 Bebe Stores, Inc.                                         37,345
            615 Build-A-Bear-Workshop, Inc.+                              18,850
          1,145 Central Garden & Pet Co.+                                 50,220
          2,000 Children's Place+                                         95,500
            500 Electronics Boutique Holdings Corp.+                      21,485

          2,000 HOT Topic, Inc.+                                          43,700
          1,700 Pacific Sunwear of California, Inc.+                      47,566
          1,250 Pantry, Inc.+                                             38,712
                                                              ------------------
                                                              ------------------
                                                                         412,967
                                                              ------------------
                                                              ------------------

 ENERGY - 8.2%
            675 Cal Dive International, Inc.+                             30,578
          4,500 Carrizo Oil & Gas, Inc.+                                  76,455
          1,100 Forest Oil Corp.+                                         44,550
          2,300 Global Industries Ltd.+                                   21,620
          1,100 Hydril+                                                   64,251
            465 Quicksilver Resources, Inc.+                              22,659
            830 Range Resources Corp.                                     19,389
          2,065 Todco Class A+                                            53,360
          1,200 W-H Energy Services, Inc.+                                28,716
                                                              ------------------
                                                              ------------------
                                                                         361,578
                                                              ------------------
                                                              ------------------

 FINANCIALS - 0.5%
            600 Portfolio Recovery Associates+                            20,418
                                                              ------------------
                                                              ------------------
                                                                          20,418
                                                              ------------------
                                                              ------------------
 HEALTHCARE SERVICES - 8.6%
          1,300 Amedisys, Inc.+                                           39,325
            715 Centene Corp.+                                            21,443
          1,400 Hologic, Inc.+                                            44,625
          2,910 Matria Healthcare, Inc.+                                  89,366
          1,025 Option Care, Inc.                                         21,105
          1,980 Psychiatric Solutions, Inc.+                              91,080
            650 Sierra Health Services+                                   41,496
            725 United Surgical Partners International+                   33,183
                                                              ------------------
                                                              ------------------
                                                                         381,623
                                                              ------------------
                                                              ------------------

 INDUSTRIAL - 1.9%
            575 Bucyrus International, Inc., Class A                      22,460
          2,200 LeCroy Corp.+                                             37,686
          2,100 Plexus Corp.+                                             24,171
                                                              ------------------
                                                              ------------------
                                                                          84,317
                                                              ------------------
                                                              ------------------

 OTHER - 1.7%
          1,210 j2 Global Communications, Inc.+                           41,515
          2,000 Pinnacle Entertainment, Inc.+                             33,400
                                                              ------------------
                                                              ------------------
                                                                          74,915
                                                              ------------------
                                                              ------------------

 PRODUCTS/PHARMACEUTICAL - 21.5%
          1,250 Affymetrix, Inc.+                                         53,550
          1,300 Andrx Corp.+                                              29,471
          1,100 Angiodynamics, Inc.+                                      20,130
            675 Angiotech Pharmaceuticals, Inc.+                          10,361
            350 Arthrocare Corp.+                                          9,975
          1,000 Aspect Medical Systems, Inc.+                             21,590
          1,700 Bone Care International+                                  44,098
            750 Connetics Corp.+                                          18,968
          1,800 Conor Medsystems, Inc.+                                   29,322
          1,800 DJ Orthopedics, Inc.+                                     45,090
          2,180 First Horizon Pharmaceutical Corp.+                       36,798
          2,375 Foxhollow Technologies, Inc.+                             66,975
          1,955 Immucor, Inc.+                                            59,021
          1,985 Impax Laboratories, Inc.+                                 31,760
          1,775 Intuitive Surgical, Inc.+                                 80,709
          1,100 Kyphon, Inc.+                                             27,687

          1,000 Martek Biosciences Corp.+                                 58,190
          3,200 NuVasive, Inc.+                                           41,344
          3,125 Orchid BioSciences, Inc.+                                 36,750
          1,830 Transkaryotic Therapies, Inc.+                            45,686
          1,445 United Therapeutics Corp.+                                66,029
            950 USANA Health Sciences, Inc.+                              44,935
          1,905 Ventana Medical Systems+                                  71,361
                                                              ------------------
                                                              ------------------
                                                                         949,800
                                                              ------------------
                                                              ------------------

 SEMICONDUCTORS & EQUIPMENT - 8.4%
            715 ATMI, Inc.+                                               17,904
          2,200 Atheros Communications, Inc.+                             22,594
          4,870 Ixia+                                                     86,637
          2,325 Microsemi Corp.                                           37,874
          1,500 Mykrolis Corp.+                                           21,450
          3,725 Newport Corp.+                                            53,975
            500 Sigmatel, Inc.+                                           18,715
          5,200 Symmetricom, Inc.+                                        57,668
          1,275 Tessera Technologies, Inc.+                               55,118
                                                              ------------------
                                                              ------------------
                                                                         371,935
                                                              ------------------
                                                              ------------------

 SOFTWARE & SERVICES - 6.1%
          1,700 Ansoft Corp.+                                             45,866
          1,800 Computer Programs & Systems, Inc.                         50,544
            675 Equinix, Inc.+                                            28,580
          1,170 F5 Networks, Inc.+                                        59,073
          3,700 Niku Corp.+                                               66,785
            365 Websense, Inc.+                                           19,637
                                                               -----------------
                                                               -----------------
                                                                         270,485
                                                               -----------------
                                                               -----------------


TOTAL COMMON STOCK (COST $4,058,954)                                   4,311,993
                                                              ------------------
                                                              ------------------


PRINCIPAL

SHORT-TERM INVESTMENTS - 3.3%
MONEY MARKET DEPOSIT ACCOUNT - 3.3%
       $147,352 Citibank Money Market
        Deposit Account (Cost $147,352)                                  147,352
                                                               -----------------
                                                              ------------------
TOTAL SHORT-TERM INVESTMENTS ( COST $147,352)                            147,352
                                                              ------------------
                                                              ------------------

TOTAL INVESTMENTS - 100.7%
(Cost $4,206,306)                                                    $ 4,459,345
Other Assets and Liabilities, Net - (0.7%)                              (31,391)
                                                              ------------------
                                                              ------------------
Total Net Assets - 100.0%                                            $ 4,427,954
                                                              ==================
                                                              ==================


+ Non-income producing security.


*Cost for Federal income tax purposes is substantially the same as for financial statements and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                          $333,733
Gross Unrealized Depreciation                                          ($80,694)
                                                                      ----------
                                                                      ----------
Net Unrealized Appreciation (Depreciation)                             $253,039
                                                                      ==========
                                                                      ==========

-------------------------------------------------------------
JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
-------------------------------------------------------------

 SHARES        SECURITY DESCRIPTION                  VALUE

COMMON STOCK - 95.2%
CONSUMER DISCRETIONARY - 9.9%
   17,300 Comcast Corp., Class A +                   577,820
   26,100 News Corp., Class B                        459,621
   21,800 Time Warner, Inc. +                        382,590
   12,100 Viacom, Inc., Class B                      421,443
                                                   ----------
                                                    1,841,474
                                                   ----------

ENERGY - 2.0%
    7,900 National-Oilwell Varco, Inc. +             368,930
                                                   ----------

FINANCIALS - 8.2%
    6,800 American International Group, Inc.         376,788
   14,900 Citigroup, Inc.                            669,606
    4,300 Goldman Sachs Group, Inc.                  472,957
                                                   ----------
                                                    1,519,351
                                                   ----------

HEALTH CARE - 28.0%
    8,300 Biogen Idec, Inc. +                        286,433
   13,900 Bristol-Myers Squibb Co.                   353,894
    5,200 Community Health Systems, Inc. +           181,532
    5,200 Eli Lilly & Co.                            270,920
    5,500 Genentech, Inc. +                          311,355
    7,100 Genesis HealthCare Corp. +                 304,519
   14,800 Gilead Sciences, Inc. +                    529,840
    8,700 HCA, Inc.                                  466,059
   13,100 Health Management Associates, Inc., Class A342,958
    4,300 LifePoint Hospitals, Inc. +                188,512
    9,500 Medco Health Solutions, Inc. +             470,915
    8,700 Merck & Co., Inc.                          281,619
   17,300 Myriad Genetics, Inc. +                    318,147
    3,800 PacifiCare Health Systems, Inc. +          216,296
   13,100 Pfizer, Inc.                               344,137
    7,800 Wyeth                                      329,004
                                                   ----------
                                                    5,196,140
                                                   ----------

INDUSTRIALS - 9.9%
    7,200 51job, Inc. ADR +                          122,328
   26,800 AU Optronics Corp. ADR                     392,888
    5,400 Joy Global, Inc.                           189,324
    8,600 Northrop Grumman Corp.                     464,228
    8,600 Photon Dynamics, Inc. +                    163,916
    5,500 Terex Corp. +                              238,150
    7,300 Waters Corp. +                             261,267
                                                   ----------
                                                    1,832,101
                                                   ----------

INFORMATION TECHNOLOGY - 31.7%
   13,000 Apple Computer, Inc. +                     541,710
   34,400 Applied Materials, Inc.                    559,000
   41,000 Cisco Systems, Inc. +                      733,490
   36,500 Hurray! Holding Co., Ltd. ADR +            308,425
    8,500 InfoSpace, Inc. +                          347,055
   21,700 MEMC Electronic Materials, Inc. +          291,865
   33,300 Motorola, Inc.                             498,501
   19,800 Openwave Systems, Inc. +                   241,362
   16,700 PalmOne, Inc. +                            423,846
   14,400 SanDisk Corp. +                            400,320
   15,600 Sohu.com, Inc. +                           274,248
   19,700 Teradyne, Inc. +                           287,620
   17,300 Texas Instruments, Inc.                    440,977
   14,400 The9 Ltd. ADR +                            247,248
   23,700 Tom Online, Inc. ADR +                     297,909
                                                   ----------
                                                    5,893,576
                                                   ----------

MATERIALS - 5.5%
   12,100 Barrick Gold Corp.                         289,916
   13,000 Newmont Mining Corp.                       549,250
   52,200 Wheaton River Minerals Ltd. +              185,310
                                                   ----------
                                                    1,024,476
                                                   ----------

Total Common Stock (Cost $17,230,630)              17,676,048
                                                   ----------

               Number of
               CONTRACTS

PURCHASED OPTIONS - 0.3%
      150 S&P400 Put Option 4/05 650 (Cost $81,450)   63,000
                                                   ----------

PRINCIPAL

SHORT-TERM INVESTMENTS - 3.7%
MONEY MARKET DEPOSIT ACCOUNT - 3.7%
  686,560 Citibank Money Market Deposit Account
         (Cost $686,560)                              686,560
                                                   ----------

Total Investments - 99.2%  (Cost $17,998,640)*     18,425,608
Other Assets & Liabilities, Net - 0.8%                152,618
                                                   ----------
                                                   ----------
NET ASSETS - 100.0%                                18,578,226
                                                   ==========

-----------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
          Gross Unrealized Appreciation            $ 1,493,831
          Gross Unrealized Depreciation            (1,066,863)
                                                    ----------
                                                    ----------
          Net Unrealized Appreciation (Depreciation) $ 426,968
                                                    ==========

--------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

  Shares                SECURITY DESCRIPTION                            Value
  -------              ----------------------                       -----------

COMMON STOCK - 87.6%

AUTOMOBILES & COMPONENTS - 5.2%
     54,920   Autoliv, Inc.                                          $ 2,616,938
     34,940   Continental AG                                           2,710,956
    201,860   Ford Motor Co.                                           2,287,074
     41,350   Peugeot SA                                               2,634,353
                                                               -----------------
                                                                      10,249,321
                                                               -----------------

BANKS - 20.4%
    146,586   ABC Bancorp                                              2,475,844
     92,453   ABN Amro Holdings NV                                     2,299,790
     98,410   Astoria Financial Corp.                                  2,489,773
    159,580   Banco Bilboa Vizcaya Argentaria SA                       2,604,914
     48,714   TD Banknorth, Inc.                                       1,521,825
     45,630   Colony Bankcorp, Inc.                                    1,467,005
     83,579   Commercial Capital Bancorp, Inc.                         1,700,833
    249,190   DNB NOR ASA                                              2,555,279
    132,840   HF Financial Corp.                                       2,756,430
     69,130   International Bancshares Corp.                           2,396,737
    292,397   Lloyds TSB Group plc                                     2,641,027
     70,700   National City Corp.                                      2,368,450
     86,502   North Fork Bancorp., Inc.                                2,399,565
     79,880   South Financial Group, Inc.                              2,439,535
    114,510   Southwest Bancorp, Inc.                                  2,112,710
    109,897   Sovereign Bancorp, Inc.                                  2,435,318
     14,822   Toronto-Dominion Bank                                      612,890
     57,610   Webster Financial Corp.                                  2,616,070
                                                               -----------------
                                                                      39,893,995
                                                               -----------------

CAPITAL GOODS - 9.6%
     63,930   Ametek, Inc.                                             2,573,183
     42,890   Compagnie de Saint-Gobain                                2,619,866
  1,193,920   FKI plc                                                  2,397,045
     60,930   KCI Konecranes Oyj                                       2,522,912
     32,760   Kone Oyj Class B+                                        2,553,308
     28,970   Toro Co.                                                 2,563,845
     19,840   Trex Co., Inc.+                                            881,094
     90,650   YIT-Yhtyma Oyj                                           2,573,035
                                                               -----------------
                                                                      18,684,288
                                                               -----------------

COMMERCIAL SERVICES & SUPPLIES - 4.1%
    107,560   Adesa, Inc.                                              2,512,602
    114,023   Cendant Corp.                                            2,342,032
    180,230   Central Parking Corp.                                    3,096,351
      4,332   PHH Corp.+                                                  94,741
                                                               -----------------
                                                                       8,045,726
                                                               -----------------

CONSUMER DURABLES & APPAREL - 8.1%
    211,320   Barratt Developments plc                                 2,633,464
    156,710   Bellway plc                                              2,605,861
     36,360   Christian Dior SA                                        2,658,102
    324,450   Crest Nicholson plc                                      2,735,886
    307,889   George Wimpey plc                                        2,559,875
    180,433   Persimmon plc                                            2,575,861
                                                               -----------------
                                                                      15,769,049
                                                               -----------------
ENERGY - 4.3%
     99,640   ENI SpA                                                  2,593,820
     97,280   Repsol YPF SA                                            2,581,693
    107,370   Sasol Ltd.                                               2,505,631
    296,800   Valkyries Petroleum Corp.+                                 797,289
                                                               -----------------

                                                                       8,478,433
                                                               -----------------

FOOD, BEVERAGE & TOBACCO - 1.4%
    634,290   Greencore Group plc                                      2,662,659
    140,500   Parmalat Finanziaria SpA+                                   17,347
                                                               -----------------
                                                                       2,680,006
                                                               -----------------

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
     38,300   Pacificare Health Systems, Inc.+                         2,180,036
     27,537   UnitedHealth Group, Inc.                                 2,626,479
     21,650   Wellpoint Health Networks, Inc.+                         2,713,828
                                                               -----------------
                                                                       7,520,343
                                                               -----------------

INSURANCE - 1.2%
     62,380   Stewart Information Services Corp.                       2,340,498
                                                               -----------------

MATERIALS - 13.1%
     29,800   BHP Billiton Ltd. ADR                                      833,804
    125,700   BHP Billiton plc                                         1,688,795
     97,372   CRH plc                                                  2,565,152
     33,990   Imerys SA                                                2,575,401
     30,290   Impala Platinum Holdings Ltd.                            2,555,091
    125,000   Maruichi Steel Tube Ltd.                                 2,641,174
    134,490   Methanex Corp.                                           2,591,199
    188,250   Sappi Ltd.                                               2,310,874
     64,820   Svenska Cellulosa AB Class B                             2,452,654
    120,010   UPM-Kymmene Oyj                                          2,667,097
    182,220   Yara International ASA                                   2,777,568
                                                               -----------------
                                                                      25,658,809
                                                               -----------------
RETAILING - 1.0%
     70,680   WESCO International, Inc.+                               1,979,040
                                                               -----------------


SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -  2.1%
      1,400   Samsung Electronics Co. Ltd.                               692,073
      7,020   Samsung Electronics Co. Ltd. GDR*                        1,735,126
    117,040   Teradyne, Inc.+                                          1,708,784
                                                               -----------------
                                                                       4,135,983
                                                               -----------------

SOFTWARE & SERVICES - 1.1%
      2,640   eAccess Ltd.                                             2,246,073
                                                               -----------------

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
     20,200   Samsung SDI Co. Ltd.                                     2,078,680
                                                               -----------------

TELECOMMUNICATION SERVICES - 3.8%
        500   China Netcom Group Corp. ADR+                               13,995
    223,410   Portugal Telecom SGPS SA                                 2,624,800
     14,110   SK Telecom Co. Ltd.                                      2,375,982
     69,380   Verizon Communications, Inc.                             2,462,990
                                                               -----------------
                                                                       7,477,767
                                                               -----------------

TRANSPORTATION - 1.4%
    226,200   Camillo Eitzen & Co.+                                    2,722,539
                                                               -----------------

UTILITIES - 5.8%
     15,200   Allete, Inc.                                               636,120
     63,160   FPL Group, Inc.                                          2,535,874
    132,000   Kansai Electric Power Co., Inc.                          2,653,328
    107,600   Tokyo Electric Power Co., Inc.                           2,615,557
     35,800   TXU Corp.                                                2,850,754
                                                               -----------------
                                                                      11,291,633
                                                               -----------------
                                                               -----------------

Total Common Stock (Cost $142,418,212)                               171,252,183
                                                               -----------------

PREFERRED STOCK - 0.0%
      5,409   CP Santa Rosa Corp.+
              (Cost $25,008)                                                 541
                                                               -----------------

REAL ESTATE INVESTMENT TRUST - 1.3%
     83,280   Equity Office Properties Trust
              (Cost $2,287,921)                                        2,509,226
                                                               -----------------

 Principal
  AMOUNT
SHORT-TERM INVESTMENTS - 10.8%
Certificates of Deposit - 0.0%
    $26,498   Middlesex Savings Bank, 2.00%, 5/27/05                      26,498
     26,538   Stoneham Savings Bank, 1.59%, 5/27/05                       26,538
                                                               -----------------
Total Certificates of Deposit (Cost $53,036)                              53,036
                                                               -----------------

COMMERCIAL PAPER # - 10.8%
  5,924,000   Exxon Mobil Asset Management,
              2.66%, 4/1/05                                            5,924,000
  6,685,000   GMAC Mortgage Interest Networking
              Trust 2.77%, 4/4/05                                      6,685,000
  8,604,000   Prudential Funding Corp.,
              2.74%, 4/5/05                                            8,604,000
                                                               -----------------

Total Commercial Paper (Cost $21,213,000)                             21,213,000
                                                               -----------------

Total Short-Term Investments (Cost $21,266,036)                       21,266,036
                                                               -----------------

Total Investments - 99.7%
              (Cost $165,997,177)**                                  195,027,986
Other Assets and Liabilities, Net - 0.3%                                 544,379
                                                               -----------------
NET ASSETS - 100.0%                                                $ 195,572,365
                                                               =================


ADR American Depositary Receipt.
GDR Global Depositary Receipt.
+   Non-income producing security.
* Restricted securities that may be resold to "qualified institutional buyers " under Rule 144A or pursuant to Section 4 (2) of the Securities Act of 1933, as amended. As of March 31, 2005, the value of these securities totaled $1,735,126 which represents less than 1% of Net Assets.
    Following is additional information on each restricted security:

 SECURITY                          ACQUISITION COST             ACQUISITION DATE
 --------                          ----------------             ----------------
 Samsung Electronics Co. Ltd. GDR       $349,891                         4/27/00
 Samsung Electronics Co. Ltd. GDR        254,608                         3/17/04
 Samsung Electronics Co. Ltd. GDR        149,048                         5/11/04
 Samsung Electronics Co. Ltd. GDR        257,400                         8/26/04
 Samsung Electronics Co. Ltd. GDR        226,800                         11/4/04

# Yields shown are annualized yields at time of purchase.

** Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

  Gross Unrealized Appreciation                                     $ 31,614,313
  Gross Unrealized Depreciation                                      (2,583,504)
                                                                    ------------
                                                                    ------------
  Net Unrealized Appreciation (Depreciation)                        $ 29,030,809
                                                                    ============

WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          SHARES    SECURITY DESCRIPTION     ENVIRONMENTAL RATING**       VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCK - 95.8%

ADHESIVES AND SEALANTS - 6.4%
          0,000 SurModics, Inc.+              ER                       2,871,900
                                                                ----------------
                                                                ----------------

ADVERTISING - 11.2%
         105,000 Aptimus, Inc.+               EB                       1,938,300
         135,000 aQuantive, Inc.+             EB                       1,494,450
         100,000 Jupitermedia Corp.+          EB                       1,551,000
                                                                ----------------
                                                                ----------------
                                                                       4,983,750
                                                                ----------------
                                                                ----------------

AUTOMATIC CONTROLS FOR REGULATING RESIDENTIAL AND COMMERCIAL
ENVIRONMENTS AND APPLIANCES - 5.5%
         496,000 ThermoGenesis Corp.+         EB                       2,480,000
                                                                ----------------
                                                                ----------------

BIOLOGICAL PRODUCTS, EXCEPT DIAGNOSTIC SUBSTANCES - 5.2%
         40,000 Martek Biosciences Corp.+     ER                       2,327,600
                                                                ----------------
                                                                ----------------

COMMERCIAL PHYSICAL AND BIOLOGICAL RESEARCH - 4.3%
        500,300 Isis Pharmaceuticals, Inc.+   ER                       1,936,161
                                                                ----------------
                                                                ----------------

COMMUNICATION SERVICES - 3.0%
         2,000,000 Intraware, Inc.+           EP                       1,320,000
                                                                ----------------
                                                                ----------------

DRUGS, DRUG PROPRIETARIES, AND DRUGGISTS' SUNDRIES - 3.8%
        75,000 Nu Skin Enterprises, Inc.      ER                       1,688,250
                                                                ----------------
                                                                ----------------

EDUCATIONAL SERVICES - 2.1%
      180,000 INVESTools, Inc.+               EB                         928,800
                                                                ----------------
                                                                ----------------

ELECTRONIC COMPONENTS AND ACCESSORIES - 9.4%
       80,000 NAM TAI Electronics, Inc.      BIC                       2,128,000
      350,000 Redback Networks, Inc.+         ER                       2,093,000
                                                                ----------------
                                                                ----------------
                                                                       4,221,000
                                                                ----------------
                                                                ----------------

GROCERIES AND RELATED PRODUCTS - 3.5%
       65,000 Green Mountain
              Coffee Roasters, Inc.+         BIC                       1,560,000
                                                                ----------------
                                                                ----------------

INDUSTRIAL AND COMMERCIAL FANS AND BLOWERS AND AIR PURIFICATION - 6.7%
      500,000 Fuel-Tech NV+                   ER                       2,975,000
                                                                ----------------
                                                                ----------------

INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL OF PROCESS VARIABLES; AND RELATED PRODUCTS - 0.7%
       10,000 Itron, Inc.+                    EP                         296,400
                                                                ----------------
                                                                ----------------

INFORMATION RETRIEVAL SERVICES - 5.3%
       65,800 Audible, Inc.+                  EB                         889,616
      200,000 Intermix Media, Inc.+           EB                       1,470,000
                                                                ----------------
                                                                ----------------
                                                                       2,359,616
                                                                ----------------
                                                                ----------------

MISCELLANEOUS ELECTRICAL INDUSTRIAL APPARATUS - 3.9%
     380,000 Quantum Fuel Systems
             Technology +                    EP                        1,759,400
                                                                ----------------
                                                                ----------------

MISCELLANEOUS FOOD STORES - 5.7%
      25,000 Whole Foods Market, Inc.        EP                        2,553,250
                                                                ----------------
                                                                ----------------

MOTION PICTURE AND VIDEO TAPE PRODUCTION - 7.4%
     300,000 Lions Gate
             Entertainment Corp.+            EB                        3,315,000
                                                                ----------------
                                                                ----------------

PHARMACEUTICAL PREPARATIONS - 6.9%
     850,000 Durect Corp.+                   ER                        3,094,000
                                                                ----------------
                                                                ----------------

PRODUCTS OF PETROLEUM AND COAL - 0.6%
       7,550 Headwaters, Inc.+               ER                          247,791
                                                                ----------------
                                                                ----------------

SERVICES ALLIED TO MOTION PICTURE PRODUCTION - 3.5%
      29,000 Avid Technology, Inc.+          ER                        1,569,480
                                                                ----------------
                                                                ----------------

STATE COMMERCIAL BANKS - 0.7%
     27,500 Wainwright Bank & Trust Co.      EP                          331,375
                                                                ----------------
                                                                ----------------


Total Common Stock (Cost $37,068,866)                                 42,818,773
                                                                ----------------
                                                                ----------------

SHORT-TERM INVESTMENTS - 4.5%

MONEY MARKET FUND - 4.5%
    2,007,079 Pax World Money Market Fund
         (Cost $2,007,079)             N/A                             2,007,079
                                                                ----------------
                                                                ----------------

       PRINCIPAL

MONEY MARKET DEPOSIT ACCOUNT - 0.0%
                  24,072 Citibank Money Market Deposit Account
                  (cost $24,072) N/A                                      24,072
                                                                ----------------
                                                                ----------------

Total Short-Term Investments (cost $2,031,151)                         2,031,151
                                                                ----------------
                                                                ----------------

TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Cost $39,100,017)*                                                   44,849,924
                                                                ----------------
                                                                ----------------

WRITTEN CALL OPTIONS - 0.0%

SECURITY                                   CONTRACTS
-------------------------                --------------------
-------------------------                --------------------
Avid Technology, Inc.
Expiration June 2005, Exercise Price $100        90                      (2,250)
                                                                ----------------
                                                                ----------------

TOTAL OPTIONS WRITTEN (Premiums Received $9,722)                         (2,250)
                                                                ----------------
                                                                ----------------

Other Assets and Liabilities, Net - (0.3%)                             (152,350)
                                                                ----------------
                                                                ----------------
NET ASSETS - 100.0%                                                 $ 44,695,324
                                                                ================
                                                                ================



+ Non-income producing security.
v All or a portion of shares have been committed as cover for written options. ** The investment adviser's Environmental Ratings include the following. Refer to the  Fund's  prospectus  for  more  information.
   BIC - Best in Class
   EB - Environmentally Benign
   EP - Environmentally Proactive
   ER - Environmentally Responsible

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation)  consists of:
 Gross Unrealized Appreciation                                       $8,036,847
 Gross Unrealized Depreciation                                      ($2,279,468)
                                                                  --------------
                                                                  --------------
Net Unrealized Appreciation (Depreciation)                            $5,757,379
                                                                  ==============

--------------------------------------------------------------------------------

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

         /S/ Carl A. Bright
By:      __________________________
         Carl A. Bright, President

Date:    May 23, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /S/ Carl A. Bright
By:      __________________________
         Carl A. Bright, President

Date:    May 23, 2005
         __________________________

         /S/ Stacey E. Hong
By:      __________________________
         Stacey E. Hong, Treasurer

Date:    May 19, 2005
         __________________________